Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Mirova Global Sustainable Equity Fund
(the “Fund”)
On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Mirova Global Sustainable Equity Fund’s name will be changed to “Mirova Global Megatrends Fund.” Accordingly, each reference to “Mirova Global Sustainable Equity Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Mirova Global Megatrends Fund.” Although there will be no changes to the Fund’s investment goal and principal investment strategies, the principal investment strategies disclosure in the Fund’s prospectus will be amended, effective May 1, 2025, to clearly define the term “megatrends,” among other changes.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” within the Fund’s Summary Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest a percentage of its assets in securities of companies located outside the U.S. equal to at least the lesser of 40% or the percentage of foreign issuers in the Fund’s benchmark, the MSCI World Index, less 5%. The percentage of the Fund’s investments in foreign securities is at least partially based on the composition of the Fund’s benchmark. As a result, the Fund’s exposure to securities of companies located outside the U.S. may fluctuate in connection with variations in the foreign exposure of the Fund’s benchmark. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.
Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Mirova International Sustainable Equity Fund
(the “Fund”)
On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Mirova International Sustainable Equity Fund’s name will be changed to “Mirova International Megatrends Fund.” Accordingly, each reference to “Mirova International Sustainable Equity Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Mirova International Megatrends Fund.” Although there will be no changes to the Fund’s investment goal and principal investment strategies, the principal investment strategies disclosure in the Fund’s prospectus will be amended, effective May 1, 2025, to clearly define the term “megatrends,” among other changes.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” within the Fund’s Summary Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries outside the U.S. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging market (which generally encompasses markets that are not included in the MSCI World Developed Markets Index). The Fund may invest in growth and value companies of any size and may also invest in initial public offerings (“IPOs”).
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.

Mirova Global Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Mirova Global Sustainable Equity Fund
(the “Fund”)
On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Mirova Global Sustainable Equity Fund’s name will be changed to “Mirova Global Megatrends Fund.” Accordingly, each reference to “Mirova Global Sustainable Equity Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Mirova Global Megatrends Fund.” Although there will be no changes to the Fund’s investment goal and principal investment strategies, the principal investment strategies disclosure in the Fund’s prospectus will be amended, effective May 1, 2025, to clearly define the term “megatrends,” among other changes.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” within the Fund’s Summary Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest a percentage of its assets in securities of companies located outside the U.S. equal to at least the lesser of 40% or the percentage of foreign issuers in the Fund’s benchmark, the MSCI World Index, less 5%. The percentage of the Fund’s investments in foreign securities is at least partially based on the composition of the Fund’s benchmark. As a result, the Fund’s exposure to securities of companies located outside the U.S. may fluctuate in connection with variations in the foreign exposure of the Fund’s benchmark. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.

Mirova International Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Mirova International Sustainable Equity Fund
(the “Fund”)
On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Mirova International Sustainable Equity Fund’s name will be changed to “Mirova International Megatrends Fund.” Accordingly, each reference to “Mirova International Sustainable Equity Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Mirova International Megatrends Fund.” Although there will be no changes to the Fund’s investment goal and principal investment strategies, the principal investment strategies disclosure in the Fund’s prospectus will be amended, effective May 1, 2025, to clearly define the term “megatrends,” among other changes.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” within the Fund’s Summary Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries outside the U.S. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging market (which generally encompasses markets that are not included in the MSCI World Developed Markets Index). The Fund may invest in growth and value companies of any size and may also invest in initial public offerings (“IPOs”).
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.